OTHER OPERATING INCOME (Tables)	12 Months Ended
Dec. 31, 2018
OTHER OPERATING INCOME
Schedule of other operating income

	Year ended December 31,
	2016	2017	2018
	Thousand USD	Thousand USD	Thousand USD
Gain(Loss) on disposal of IPP solar parks(Note a)	1,248	—	8,491
Gain on sale of permits and rights(Note b)	—	—	18,220
Gain(Loss) on disposal of subsidiaries (Note 21, Note 33)	11,768	1,875	(1,288)
Others	147	193	207
	13,163	2,068	25,630

(a)On October 30, 2018, the company disposed 4 IPP solar parks to a third party with a total price of USD 19.6 million (JPY 2.15 billion) and a profit of USD 8.4 million (JPY 925 million).

On March 30, 2018, the company cooperated with Renova, a listing company in Japan, and NEC Capital, and invested to a 40.8 MW project in Japan, And the company invested JPY 529 million (USD 4.8 million) for 45% distribution of profit or loss. The company sells the permit to the joined company with the price of USD 23million (JPY 2.6 billion), and a profit of USD 18.2 million (JPY 2 billion).